                         1933 Act Registration No.  033-17759

       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 2, 1998

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                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.
                                                 ---------
                       Post-Effective Amendment No.   24
                                               ---------

                                        AND/OR

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                                Amendment No.
                                           --------
                           (Check appropriate box or boxes)

                          FORTIS ADVANTAGE PORTFOLIOS, INC.
                  (Exact Name of Registrant as Specified in Charter)

                                 500 Bielenberg Drive
                              Woodbury, Minnesota  55125
                  (Address of Principal Executive Offices, Zip Code)

                                    (612) 738-4000
                 (Registrant's Telephone Number, including Area Code)

                                Scott R. Plummer, Esq.
                                 500 Bielenberg Drive
                              Woodbury, Minnesota  55125
                       (Name and Address of Agent for Service)

                                       COPY TO:
                              Kathleen L Prudhomme, Esq.
                                 Dorsey & Whitney LLP
                                220 South Sixth Street
                          Minneapolis, Minnesota  55402-1498

It is proposed that this filing will become effective (check appropriate box):
               immediately upon filing pursuant to paragraph (b) of Rule 485
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               on (specify date) pursuant to paragraph (b) of Rule 485
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               75 days after filing pursuant to paragraph (a) of Rule 485
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       X       on January 1, 1999 pursuant to paragraph (a) of Rule 485
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               60 days after filing pursuant to paragraph (a) of Rule 485
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                          FORTIS ADVANTAGE PORTFOLIOS, INC.
                         Registration Statement on Form N-1A
             ------------------------------------------------------------
                                Cross Reference Sheet
                               Pursuant to Rule 481(a)
             ------------------------------------------------------------

Item No.                                          Prospectus Heading
--------                                          ------------------

1.   Cover Page . . . . . . . . . . . . . . .     Cover Page (no caption)
2.   Synopsis . . . . . . . . . . . . . . . .     (not included)
3.   Financial Highlights . . . . . . . . . .     Financial Highlights
4.   General Description of Registrant. . . .     The Funds; More Information on
                                                  Fund Objectives, Investment
                                                  Strategies and Risks
5.   Management of the Fund . . . . . . . . .     Fund Management
6.   Capital Stock and Other Securities . . .     Shareholder Information
7.   Purchase of Securities Being Offered . .     Shareholder Information
8.   Redemption or Repurchase . . . . . . . .     Shareholder Information
9.   Pending Legal Proceedings. . . . . . . .     Not Applicable

                                                  Statement of Additional
Heading                                           Information
-------                                           -----------------------

10.  Cover Page . . . . . . . . . . . . . . .     Cover Page (no caption)
11.  Table of Contents. . . . . . . . . . . .     Table of Contents
12.  General Information and History. . . . .     Organization and
                                                  Classification
13.  Investment Objectives and Policies . . .     Investment Policies and
                                                  Restrictions; Risk
                                                  Considerations
14.  Management of the Fund . . . . . . . . .     Directors and Executive
                                                  Officers
15.  Control Persons and Principal
     Holders of Securities. . . . . . . . . .     Capital Stock
16.  Investment Advisory and Other
     Services . . . . . . . . . . . . . . . .     Investment Advisory and Other
                                                  Services
17.  Brokerage Allocation and Other
     Practices. . . . . . . . . . . . . . . .     Portfolio Transactions and
                                                  Allocation of Brokerage
18.  Capital Stock and Other Securities . . .     Capital Stock
19.  Purchase, Redemption and Pricing
     of Securities Being Offered. . . . . . .     Computation of Net Asset Value
                                                  and Pricing; Redemption;
                                                  Special Purchase Plans
20.  Tax Status . . . . . . . . . . . . . . .     Taxation
21.  Underwriters . . . . . . . . . . . . . .     Investment Advisory and Other
                                                  Services
22.  Calculations of Performance Data . . . .     Performance
23.  Financial Statements . . . . . . . . . .     Financial Statements

                             Incorporation by Reference
                                         and
                                   Explanatory Note


          Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 80 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 2-11387) filed on November 2, 1998. Such Prospectus combines three Registrants: three series of Fortis Equity Portfolios, Inc., two series of Fortis Advantage Portfolios, Inc. and one series of Fortis Growth Fund, Inc.

          The Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 80 to the Registration Statement of Fortis Equity Portfolios, Inc. (File No. 2-11387) filed on November 2, 1998. Such Part B also combines the same four Registrants listed above. Post-Effective Amendment No. 80 was filed pursuant to Rule 485(a) to become effective on the same day as this Registration Statement.

     This Registration Statement contains the cover page, cross-reference sheet, Part C and signature page.

                                       PART C

                         Fortis Asset Allocation Portfolio
                                        and
                       Fortis Capital Appreciation Portfolio
                                  each a series of
                         Fortis Advantage Portfolios, Inc.

                                 OTHER INFORMATION

ITEM 23.  EXHIBITS

     1.1  Amended and Restated Articles of Incorporation (1)
     1.2  Articles of Amendment (1)
     1.3  Certification of Designation of Classes A, B, C & H (1)
     1.4  Articles of Amendment to Restated Articles of Incorporation (1)
     2.   Bylaws (1)
     3.   Not applicable
     4.   Not applicable
     5.   Investment Advisory and Management Agreement (1)
     6.1  Underwriting and Distribution Agreement (1)
     6.2  Dealer Sales Agreement (1)
     7.   Not applicable
     8.   Custody Agreement (1)
     9.   Not applicable
     10.  Not applicable
     11.  Consent of KPMG Peat Marwick LLP (1)
     12.  Not applicable
     13.  Not applicable
     14.  Model plan establishing retirement plan (1)
     15.  Rule 12b-1 Plan of Distribution (2)
     16.  Performance Quotation Computation Schedule (3)
     17.  Not applicable
     18.  Plan pursuant to Rule 18f-3 (4)

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(1)  To be filed by amendment.
(2) Incorporated by reference to a Post-Effective Amendment No. 11 to the Registration Statement of Fortis Worldwide Portfolios, Inc. on Form N-1A filed with the Commission on February 26, 1998.
(3) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of Fortis Income Portfolios, Inc. on Form N-1A filed with the Commission on November 26, 1997.

(4) Incorporated by reference to a Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 31, 1995.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION

     Paragraph 8(d) of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify such person for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations, or releases promulgated thereunder.

     The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purposes of determining either the presence of a quorum or such director's eligibility to be indemnified.

     In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

     (a) has not received indemnification for the same conduct from any other party or organization;
     (b)  acted in good faith;
     (c)  received no improper personal benefit;
     (d) in the case of criminal proceedings, has no reasonable cause to believe the conduct was unlawful;
     (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and

     (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, without limitation, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

     ADVANCES. If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

     UNDERTAKING. The Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the Statement of Additional Information. In addition to those listed in the Statement of Additional Information:

                                                     Other Business/Employment
Name                     Position with Adviser       During Past Two Years
----                     ---------------------       -------------------------

Michael D. O'Connor      Qualified Plan Officer      Qualified Plan Officer of
                                                     Fortis Benefits Insurance
                                                     Company
David C. Greenzang       Money Market Portfolio      Debt securities manager
                         Officer                     with Fortis, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  Fortis Advantage Portfolios, Inc.
     Fortis Equity Portfolios, Inc.
     Fortis Growth Fund, Inc.
     Fortis Income Portfolios, Inc.
     Fortis Money Portfolios, Inc.
     Fortis Securities, Inc.
     Fortis Series Fund, Inc.
     Fortis Worldwide Portfolios, Inc.
     Variable Account C of Fortis Benefits Insurance Company
     Variable Account D of Fortis Benefits Insurance Company

(b)  In addition to those listed in the Statement of Additional Information:

                               Positions and Offices      Positions and Offices
  Name/Address                   with Underwriter           with Registrant
--------------------          ----------------------      ---------------------



(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125.

ITEM 29.  MANAGEMENT SERVICES

     Not applicable.

ITEM 30.  UNDERTAKINGS

(a) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.
(b) Registrant represents that it is relying on a No-Action Letter (IDS Financial Services, June 20, 1986) and that it has complied with the provisions of paragraphs (a) - (d) of such No-Action Letter.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 2nd day of November 1998.

                                        FORTIS ADVANTAGE PORTFOLIOS, INC.
                                         (Registrant)


                                        By  /s/ Dean C. Kopperud
                                           ------------------------------
                                        Dean C. Kopperud, President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


 /s/ Dean C. Kopperud              President (principal     November 2, 1998
----------------------------       executive officer)
Dean C. Kopperud


 /s/ Tamara L. Fagely              Treasurer (principal     November 2, 1998
----------------------------       financial and
Tamara L. Fagely                   accounting officer)

Richard W. Cutting*                Director

Allen R. Freedman*                 Director

Robert M. Gavin*                   Director

Benjamin S. Jaffray*               Director

Jean L. King*                      Director

Edward M. Mahoney*                 Director

Robb L. Prince*                    Director

Leonard J. Santow*                 Director

Noel S. Shadko                     Director

Joseph M. Wikler*                  Director



*By  /s/ Dean C. Kopperud                                   November 2, 1998
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     Dean C. Kopperud, Attorney-in-Fact